INVENTORIES	6 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 2:-	INVENTORIES
	June 30,	December 31,
	2013	2012
	Unaudited

Raw materials	$1,681	$2,060
Work in process	284	135
Finished goods	2,250	1,787

	$4,215	$3,982